Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	LoCorr Investment Trust
Central Index Key	0001506768
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014
LoCorr Managed Futures Strategy Fund | Class A
Risk/Return:
Trading Symbol	LFMAX
LoCorr Managed Futures Strategy Fund | Class C
Risk/Return:
Trading Symbol	LFMCX
LoCorr Managed Futures Strategy Fund | Class I
Risk/Return:
Trading Symbol	LFMIX
LoCorr Long/Short Commodities Strategy Fund | Class A
Risk/Return:
Trading Symbol	LCSAX
LoCorr Long/Short Commodities Strategy Fund | Class C
Risk/Return:
Trading Symbol	LCSCX
LoCorr Long/Short Commodities Strategy Fund | Class I
Risk/Return:
Trading Symbol	LCSIX
LoCorr Long/Short Equity Fund | Class A
Risk/Return:
Trading Symbol	LEQAX
LoCorr Long/Short Equity Fund | Class C
Risk/Return:
Trading Symbol	LEQCX
LoCorr Long/Short Equity Fund | Class I
Risk/Return:
Trading Symbol	LEQIX
LoCorr Spectrum Income Fund | Class A
Risk/Return:
Trading Symbol	LSPAX
LoCorr Spectrum Income Fund | Class C
Risk/Return:
Trading Symbol	LSPCX
LoCorr Spectrum Income Fund | Class I
Risk/Return:
Trading Symbol	LSPIX